Intangible assets	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
Intangible assets

	Goodwill	Customer related	Technology and trading related	Development costs	Software	Total
	$M	$M	$M	$M	$M	$M
Cost:
At January 1, 2016	83.4	13.4	9.3	4.0	3.5	113.6
Additions	0.1	0.1	—	2.4	0.1	2.7
Disposals	—	—	—	—	(0.6)	(0.6)
Exchange difference	(8.2)	—	(1.3)	(0.4)	(0.3)	(10.2)
At December 31, 2016	75.3	13.5	8.0	6.0	2.7	105.5
Additions	—	—	—	0.9	0.8	1.7
Disposals	—	(0.1)	—	—	(0.4)	(0.5)
Exchange difference	4.1	—	0.6	0.5	0.3	5.5
At December 31, 2017	79.4	13.4	8.6	7.4	3.4	112.2
Accumulated amortization and impairment:
At January 1, 2016	21.2	1.5	1.8	0.1	2.0	26.6
Provided during the year	—	0.7	0.4	0.3	0.3	1.7
Disposals	—	—	—	—	(0.3)	(0.3)
Exchange difference	(2.8)	(0.1)	(0.3)	0.1	—	(3.1)
At December 31, 2016	18.4	2.1	1.9	0.5	2.0	24.9
Provided during the year	—	0.9	0.4	0.7	0.3	2.3
Disposals	—	(0.1)	—	—	(0.4)	(0.5)
Impairment	—	—	0.5	1.5	—	2.0
Exchange difference	1.4	—	0.2	0.1	0.1	1.8
At December 31, 2017	19.8	2.9	3.0	2.8	2.0	30.5
Net book values:
At December 31, 2017	59.6	10.5	5.6	4.6	1.4	81.7
At December 31, 2016	56.9	11.4	6.1	5.5	0.7	80.6
At January 1, 2016	62.2	11.9	7.5	3.9	1.5	87.0

Customer related intangibles include customer relationships, order backlogs and non-compete agreements. Technology and trading related intangibles include technology, patents, tradenames and trademarks.
Development costs include $4.6 million (2016: $5.5 million) relating to internally generated intangible assets, all other intangible assets are externally generated.
Impairment of intangible assets
The $0.5 million impairment of technology and trading related intangibles relates to the announcement to exit of our Luxfer HEI business. The $1.5 million impairment of the development costs has resulted following the decision to discontinue our Advanced Oxygen System (AOS) product line. These impairments are both within our Gas Cylinders operating segment.